Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options	The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS	Bonus Payments
Options outstanding at 1 July 2022	5,845	34,075	96,324	1,158,575	598,614	445,491	—
Options granted during the year	—	—	—	536,814	—	1,212,215	—
Options exercised during the year	—	(27,110)	(64,312)	(522,661)	(217,684)	—	—
Options forfeited during the year	—	—	(3,000)	(267,903)	(35,085)	(191,735)	—
Options outstanding at 30 June 2023	5,845	6,965	29,012	904,825	345,845	1,465,971	—

Options outstanding at 1 July 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—
Options granted during the year	—	—	—	300,940	—	504,443	—
Options exercised during the year	—	—	(107,002)	(467,888)	(470,757)	—	—
Options forfeited during the year	—	—	—	(81,354)	(50,582)	(58,952)	—
Options outstanding at 30 June 2022	5,845	34,075	96,324	1,158,575	598,614	445,491	—

Options outstanding at 1 July 2020	20,845	167,611	781,022	1,104,267	759,207	—	117,116
Options granted during the year	—	—	—	726,094	423,272	—	—
Options exercised during the year	(15,000)	(133,536)	(568,196)	(359,815)	(1,550)	—	(117,110)
Options forfeited during the year	—	—	(9,500)	(63,669)	(60,976)	—	(6)
Options outstanding at 30 June 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—

Weighted average exercise price 30 June 2023 - £	0.90	—	—	—	39.78	64.55	—
Weighted average exercise price 30 June 2022 - £	0.90	—	—	—	35.70	102.41	—
Weighted average exercise price 30 June 2021 - £	0.90	—	—	—	25.59	—	—
Weighted average share price at exercise date 2023 - £	—	61.9	57.41	57.55	58.25	—	—
Weighted average share price at exercise date 2022 - £	—	—	117.25	130.1	111.89	—	—
Weighted average share price at exercise date 2021 - £	62.58	44.71	44.12	45.95	62.71	—	56.53
Weighted average contractual life 2023 - years	1	13	2	2	1	6	0
Weighted average contractual life 2022 - years	2	14	3	2	1	6	0
Weighted average contractual life 2021 - years	3	15	4	3	1	0	0

Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2023	2022	2021
Exercise price	£0.00 - £55.05	£0.00 - £102.41	£0.00 - £36.24
Risk free rate	4.23%	0.6% - 1.0%	0.2% - 1.0%
Expected volatility	50.4%	30.0% - 45.2%	30.0% - 35.0%
Expected dividends	—	—	—
Fair value of option	£33.45 - £72.71	£64.63 - £115.36	£16.21 - £64.35
A small portion of the options granted in the reporting period would vest upon fulfillment of market-based performance conditions. Their fair value has been determined using Monte Carlo option pricing model. Expected volatility is based on the historical volatility of the Company’s share price.